Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
January 31, 2025
GSV-S-NPRT1-0425
1.907948.115
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 0.3%
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Azelis Group NV	2,503,810	51,585,406
CANADA - 3.0%
Industrials - 2.2%
Aerospace & Defense - 0.2%
CAE Inc (a)	1,212,300	28,586,040
Ground Transportation - 2.0%
Canadian Pacific Kansas City Ltd	3,603,240	286,355,124
TOTAL INDUSTRIALS		314,941,164

Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	843,228	114,629,343
TOTAL CANADA		429,570,507
CHINA - 1.0%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Tencent Holdings Ltd	1,446,800	76,123,698
Consumer Discretionary - 0.5%
Broadline Retail - 0.2%
PDD Holdings Inc Class A ADR (a)	297,800	33,326,798
Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd ADR (a)	500,200	35,099,034
TOTAL CONSUMER DISCRETIONARY		68,425,832

TOTAL CHINA		144,549,530
DENMARK - 2.7%
Health Care - 2.7%
Pharmaceuticals - 2.7%
Novo Nordisk A/S Series B	4,719,800	398,467,561
FINLAND - 0.5%
Industrials - 0.5%
Machinery - 0.5%
Kone Oyj B Shares	1,404,300	72,841,040
FRANCE - 12.7%
Consumer Discretionary - 3.5%
Textiles, Apparel & Luxury Goods - 3.5%
LVMH Moet Hennessy Louis Vuitton SE	685,623	501,467,809
Financials - 0.3%
Financial Services - 0.3%
Edenred SE	1,194,155	41,178,257
Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	587,424	161,915,895
Industrials - 7.6%
Aerospace & Defense - 6.1%
Airbus SE	1,673,100	289,398,649
Safran SA	2,407,800	596,884,971
		886,283,620
Electrical Equipment - 1.5%
Legrand SA	2,149,744	219,172,478
TOTAL INDUSTRIALS		1,105,456,098

Information Technology - 0.2%
Software - 0.2%
Lectra	974,788	27,151,930
TOTAL FRANCE		1,837,169,989
GERMANY - 7.6%
Financials - 1.4%
Capital Markets - 1.4%
Deutsche Boerse AG	825,945	204,039,723
Information Technology - 6.2%
Software - 6.2%
SAP SE	3,239,600	892,750,371
TOTAL GERMANY		1,096,790,094
INDIA - 0.9%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd	4,095,600	59,640,748
Reliance Industries Ltd GDR (b)	82,300	4,831,010
		64,471,758
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd	2,753,496	53,929,622
Financial Services - 0.0%
Jio Financial Services Ltd (a)	2,607,200	7,246,141
TOTAL FINANCIALS		61,175,763

TOTAL INDIA		125,647,521
ITALY - 1.3%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Prada Spa	13,676,500	109,964,543
Industrials - 0.5%
Machinery - 0.5%
Interpump Group SpA	1,583,020	75,082,525
TOTAL ITALY		185,047,068
JAPAN - 9.6%
Communication Services - 0.5%
Entertainment - 0.5%
Nintendo Co Ltd	1,093,400	71,732,176
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
USS Co Ltd	6,616,658	59,326,892
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Hoya Corp	1,062,900	142,732,555
Industrials - 4.7%
Construction & Engineering - 0.4%
SHO-BOND Holdings Co Ltd	1,845,400	59,800,660
Machinery - 0.8%
Komatsu Ltd	3,491,200	105,306,022
OSG Corp	1,612,946	17,851,179
		123,157,201
Professional Services - 3.5%
Recruit Holdings Co Ltd	7,176,305	500,850,082
TOTAL INDUSTRIALS		683,807,943

Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 3.0%
Azbil Corp	17,760,720	133,786,186
Keyence Corp	690,543	297,422,956
		431,209,142
TOTAL JAPAN		1,388,808,708
NETHERLANDS - 6.8%
Industrials - 1.0%
Machinery - 0.2%
Aalberts NV (a)	674,246	23,991,574
Trading Companies & Distributors - 0.8%
IMCD NV	732,254	115,009,542
TOTAL INDUSTRIALS		139,001,116

Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding NV	1,023,746	757,329,243
BE Semiconductor Industries NV	678,235	87,739,043
		845,068,286
TOTAL NETHERLANDS		984,069,402
SPAIN - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Amadeus IT Group SA Class A	1,247,064	91,852,998
SWEDEN - 7.8%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Autoliv Inc	1,081,734	104,560,408
Industrials - 6.7%
Building Products - 1.6%
Assa Abloy AB B Shares	7,426,737	227,527,903
Machinery - 4.8%
Atlas Copco AB A Shares	30,307,844	506,315,913
Epiroc AB A Shares	10,020,705	190,958,602
		697,274,515
Trading Companies & Distributors - 0.3%
AddTech AB B Shares	1,666,200	48,748,650
TOTAL INDUSTRIALS		973,551,068

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Lagercrantz Group AB B Shares	2,678,200	57,004,564
TOTAL SWEDEN		1,135,116,040
SWITZERLAND - 2.9%
Financials - 2.2%
Capital Markets - 2.2%
UBS Group AG	8,911,745	316,448,898
Industrials - 0.7%
Machinery - 0.7%
Schindler Holding AG	141,362	39,890,237
Schindler Holding AG	245,161	71,065,061
		110,955,298
TOTAL SWITZERLAND		427,404,196
TAIWAN - 3.4%
Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 3.4%
Taiwan Semiconductor Manufacturing Co Ltd	14,846,885	492,066,150
UNITED KINGDOM - 13.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Rightmove PLC	3,945,076	32,743,699
Consumer Discretionary - 5.2%
Hotels, Restaurants & Leisure - 5.2%
Compass Group PLC	11,597,000	399,567,596
InterContinental Hotels Group PLC ADR (c)	2,595,830	349,710,218
		749,277,814
Financials - 2.7%
Capital Markets - 2.7%
3i Group PLC	1,704,300	81,880,307
London Stock Exchange Group PLC	2,047,300	304,654,699
		386,535,006
Industrials - 3.7%
Aerospace & Defense - 1.8%
BAE Systems PLC	17,429,200	263,463,938
Professional Services - 1.9%
RELX PLC	5,423,300	269,302,017
TOTAL INDUSTRIALS		532,765,955

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.7%
Spectris PLC	2,868,178	107,967,869
Software - 0.6%
Sage Group PLC/The	5,073,500	84,797,729
TOTAL INFORMATION TECHNOLOGY		192,765,598

TOTAL UNITED KINGDOM		1,894,088,072
UNITED STATES - 25.2%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
PriceSmart Inc	426,727	38,819,355
Financials - 9.8%
Capital Markets - 4.5%
Moody's Corp	687,859	343,544,299
S&P Global Inc	591,280	308,299,305
		651,843,604
Financial Services - 3.3%
Mastercard Inc Class A	413,231	229,520,894
Visa Inc Class A	727,470	248,649,246
		478,170,140
Insurance - 2.0%
Marsh & McLennan Cos Inc	1,334,215	289,364,549
TOTAL FINANCIALS		1,419,378,293

Industrials - 5.2%
Electrical Equipment - 2.0%
GE Vernova Inc	793,500	295,880,280
Machinery - 0.7%
Otis Worldwide Corp	1,052,100	100,391,382
Professional Services - 2.5%
Experian PLC	7,355,189	362,314,254
TOTAL INDUSTRIALS		758,585,916

Materials - 9.9%
Chemicals - 5.9%
Linde PLC	1,152,301	514,064,523
Sherwin-Williams Co/The	948,341	339,657,813
		853,722,336
Construction Materials - 4.0%
CRH PLC	5,816,640	576,021,859
TOTAL MATERIALS		1,429,744,195

TOTAL UNITED STATES		3,646,527,759
TOTAL COMMON STOCKS (Cost $8,108,257,483)		14,401,602,041

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	42,625,506

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	139,977,327	140,005,323
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	13,047,974	13,049,279
TOTAL MONEY MARKET FUNDS (Cost $153,054,602)			153,054,602

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $8,280,171,226)	14,597,282,149
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(104,321,324)
NET ASSETS - 100.0%	14,492,960,825

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,831,010 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,625,506 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	224,016,378	790,550,075	874,561,130	2,015,753	-	-	140,005,323	139,977,327	0.2%
Fidelity Securities Lending Cash Central Fund	13,132,161	20,364,367	20,447,249	104,927	-	-	13,049,279	13,047,974	0.1%
Total	237,148,539	810,914,442	895,008,379	2,120,680	-	-	153,054,602	153,025,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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